Income Tax (Details 3) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Income Tax [Abstract]
Recoverable tax on assets	$ 0	$ 0	$ 1,774
Total	$ 0	$ 0	$ 1,774